Investment Objectives and Goals - AB Government Money Market Portfolio	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION AB Government Money Market Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Portfolio’s investment objective is maximum current income to the extent consistent with safety of principal and liquidity.